Note 6 - Accrued Interest Receivable (Details) - Accrued Interest Receivable (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable	$ 1,713	$ 1,953
Securities Available for Sale [Member]
Note 6 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable	348	338
Loan Receivable [Member]
Note 6 - Accrued Interest Receivable (Details) - Accrued Interest Receivable [Line Items]
Interest Receivable	$ 1,365	$ 1,615